JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

Prospectuses dated March 1, 2017, as supplemented

JPMorgan Diversified Real Return Fund

Prospectus dated December 29, 2016, as supplemented

J.P. Morgan International Equity Funds

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Discovery Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Opportunities Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

Prospectuses dated March 1, 2017, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectus dated March 1, 2017, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus and dated March 1, 2017, as supplemented

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated July 1, 2016, as supplemented

J.P. Morgan Income Funds

JPMorgan Emerging Markets Strategic Debt Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2016, as supplemented

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses dated December 29, 2016, as supplemented

J.P. Morgan Tax Free Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2016, as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectus dated July 1, 2016, as supplemented

JPMorgan SmartAllocation Equity Fund

Prospectus dated November 1, 2016, as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2016, as supplemented

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

SUP-ROA-417

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

JPMorgan SmartRetirement 2060 Fund

(collectively, the “JPMorgan SmartRetirement Funds”)

Prospectus dated November 1, 2016, as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

(collectively, the “JPMorgan SmartRetirement Blend Funds”)

Prospectuses dated November 1, 2016, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Opportunistic Equity Long/Short Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2016, as supplemented

JPMORGAN TRUST II

J.P. Morgan International Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus dated March 1, 2017, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund

Prospectuses dated July 1, 2016, as supplemented

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectus dated July 1, 2016, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus dated November 1, 2016, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2016, as supplemented

JPMORGAN TRUST III

J.P. Morgan Alternative Funds

JPMorgan Multi-Manager Alternatives Fund

Prospectus dated March 1, 2017, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus dated May 31, 2016, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2016, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2016, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 29, 2016, as supplemented

J.P. Morgan Realty Income Fund

Prospectus dated February 28, 2017, as supplemented

(Class A, Class C, Class I and Class L Shares)

Supplement dated April 27, 2017

to the Prospectuses as dated above, as supplemented

Closure of Class A, Class C, Class I and Class L Shares to Group Retirement Plans

Effective April 3, 2017, new Group Retirement Plans (as defined below) were not eligible to purchase Class A, Class C, Class I or Class L Shares. With respect to each Fund listed above other than the JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, Group Retirement Plans (and their successor, related and affiliated plans) that made these share classes of the Fund available to participants on or before April 3, 2017 may continue to open accounts for new participants in such share classes of the Fund and purchase additional shares in existing participant accounts. With respect to the JPMorgan SmartRetirement Funds and the JPMorgan SmartRetirement Blend Funds, Group Retirement Plans (and their successor, related and affiliated plans) that made these share classes of any of the JPMorgan SmartRetirement Funds or the JPMorgan SmartRetirement Blend Funds, respectively, available to participants on or before April 3, 2017 may continue to open accounts for new participants in such share classes of any of the JPMorgan SmartRetirement Funds or the JPMorgan SmartRetirement Blend Funds, respectively, and purchase additional shares in existing participant accounts.

In addition, new Group Retirement Plans may purchase Class A, Class C, Class I or Class L Shares (to the extent available) of a Fund until December 31, 2017, if it is determined that the particular Group Retirement Plan is having operational difficulties in implementing the new eligibility restrictions and receives the approval of the particular Fund and its distributor, JPMorgan Distribution Services Inc., to make purchases. Group Retirement Plans are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. The plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans.

Revisions to the Rights of Accumlation Section for Class A Shares

Effective July 3, 2017, “Rights of Accumulation” in the “Reducing Your Class A Sales Charges” section of each prospectus will be deleted and replaced with the following:

Rights of Accumulation: For Class A Shares, a front-end sales charge can be reduced by breakpoint discounts based on the amount of a single purchase or through Rights of Accumulation. By using Rights of Accumulation, you may combine the current market value of any existing qualifying holdings and account types (as described below) with the amount of the current purchase to qualify for a breakpoint and reduced sales charge on the current purchase.

Effective July 3, 2017, the amount of the sales charge will be calculated based on the higher of (a) the market value of your qualified holdings as of the last calculated NAV prior to your investment or (b) if you purchased shares after July 3, 2017, the initial value of total share purchases, or if you already held shares on July 3, 2017, the market value of the shares on that date, provided that, in either case, the value will be reduced by the market value on the applicable redemption date of any shares you have redeemed. Depending on their operational capabilities, Financial Intermediaries may utilize one or both of the methods described above so your holdings could be valued differently depending on where you hold your shares.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR

PROSPECTUS FOR FUTURE REFERENCE.